Goodwill and Other Intangible Assets, Net - Summary of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 95,869	$ 92,728	$ 122,805
Foreign currency translation	(2,256)	2,323	(6,808)
Additions from acquisitions		818	0
Impairment	0	0	(23,269)
Ending Balance	$ 93,613	$ 95,869	$ 92,728